Trade Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade payables
Summary of Trade Payables

a. Trade payables

	12/31/2021	12/31/2020
Domestic suppliers	3,010,912	2,306,398
Domestic suppliers – related parties (see Note 9.a)	1,422	5,102
Foreign suppliers	445,805	307,486
Foreign suppliers - related parties (see Note 9.a)	212,756	126,033
	3,670,895	2,745,019

Some Company’s subsidiaries acquire oil-based fuels and LPG from Petrobras and its subsidiaries. These suppliers control almost all the markets for these products in Brazil.

b. Trade payables – reverse factoring

	12/31/2021	12/31/2020
Domestic suppliers – reverse factoring	1,948,033	1,021,424
Domestic suppliers – reverse factoring - related parties (see Note 9.a)	89,339	61,989
Foreign suppliers – reverse factoring	81,687	212,220
	2,119,059	1,295,633